Notes to statement of cash flows	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Notes to statement of cash flows

19. Notes to statement of cash flows

	2025	2024	2023

Loss after income tax	(26,016,967)	(14,408,346)	(20,597,436)
Non-cash flows in operating loss:
Accrued interest on convertible notes	-	3,207,497	4,420,225
Movement in present value on consideration payable	242,468	-	-
Share-based payments	10,568,351	4,521,599	2,365,384
Prefunded warrants issued in lieu of payments	3,450,915	-	-
Convertible notes issued in lieu of payments for services	-	-	624,426
Depreciation and amortisation expense	1,066,503	520,697	360,021
Fair value movement of derivatives	-	(3,400,685)	6,870,729
Finance costs paid	72,030	55,429	52,507
Changes in assets and liabilities:
Decrease in trade and other receivables	42,325	372,389	506,737
(Increase)/decrease in other assets	(610)	(189,621)	33,091
Increase/(decrease) in trade and other payables	2,220,940	100,719	(153,292)
Increase /(decrease) in net deferred revenue	9,093	(174,290)	(121,453)
Increase/ (decrease) in provision for refund	-	(70,000)	(25,000)
Increase in employee entitlement	37,769	133,845	160,700
Net cash used in operating activities	(8,307,183)	(9,330,767)	(5,503,361)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023